RETIREMENT BENEFIT PLANS - Disclosure of Benefits Expected To Be Paid (Details) £ in Millions	Dec. 31, 2025 GBP (£)
2026
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 503
2027
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	423
2028
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	439
2029
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	460
2030
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	475
Five years ending 2035
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,445